Operating expense - Summary of Depreciation and Amortization have Charged in Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	$ (3,791)	$ (2,517)	$ (1,758)
Amortization	(1,780)	(1,092)	(632)
Cost of revenue
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	0	0	0
Amortization	(1,133)	(483)	(111)
Research and development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,748)	(1,028)	(727)
Amortization	0	0	0
Selling and marketing costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(906)	(744)	(543)
Amortization	0	0	0
General and administrative costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,137)	(745)	(488)
Amortization	$ (647)	$ (609)	$ (521)